PROVISIONS AND CONTINGENCIES - MOVEMENTS IN PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 37,672	$ 45,617
Current provisions	17,016	21,875
Provisions, ending balance	56,066	37,672
Current provisions	6,152	17,016
Non-current provision [Member]
Disclosure of other provisions [line items]
Additions	36,772	24,230
Payments	9,049	11,894
Reversal	(9,276)	(17,483)
Transfers	(2,337)	(265)
Translations differences	2,284	(2,533)
Current provision [Member]
Disclosure of other provisions [line items]
Additions	5,362	19,903
Payments	4,065	14,365
Reversal	(14,518)	(8,514)
Transfers	2,337	265
Translations differences	20	(2,148)
Non-current provisions for liabilities [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	17,090	18,165
Provisions, ending balance	24,168	17,090
Non-current provisions for liabilities [member] | Non-current provision [Member]
Disclosure of other provisions [line items]
Additions	18,970	13,519
Payments	9,049	9,501
Reversal	(3,959)	(3,935)
Transfers	0	0
Translations differences	1,116	(1,158)
Non-current provisions for taxes [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	10,501	17,971
Provisions, ending balance	23,130	10,501
Non-current provisions for taxes [member] | Non-current provision [Member]
Disclosure of other provisions [line items]
Additions	16,803	8,406
Payments	0	2,319
Reversal	(4,966)	(12,903)
Transfers	0	0
Translations differences	792	(654)
Non-current provisions for dismantling [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	9,073	8,379
Provisions, ending balance	7,910	9,073
Non-current provisions for dismantling [member] | Non-current provision [Member]
Disclosure of other provisions [line items]
Additions	832	1,878
Payments	0	59
Reversal	(14)	(3)
Transfers	(2,337)	(265)
Translations differences	356	(857)
Non-current other provisions [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	1,008	1,102
Provisions, ending balance	858	1,008
Non-current other provisions [member] | Non-current provision [Member]
Disclosure of other provisions [line items]
Additions	167	427
Payments	0	15
Reversal	(337)	(642)
Transfers	0	0
Translations differences	20	136
Current provisions for liabilities [member]
Disclosure of other provisions [line items]
Current provisions	10,012	14,710
Current provisions	1,595	10,012
Current provisions for liabilities [member] | Current provision [Member]
Disclosure of other provisions [line items]
Additions	2,188	17,201
Payments	3,907	11,483
Reversal	(6,642)	(8,437)
Transfers	0	(5)
Translations differences	(56)	(1,974)
Current provisions for taxes [member]
Disclosure of other provisions [line items]
Current provisions	269	1,925
Current provisions	1	269
Current provisions for taxes [member] | Current provision [Member]
Disclosure of other provisions [line items]
Additions	0	173
Payments	158	1,253
Reversal	(103)	0
Transfers	0	0
Translations differences	(9)	(576)
Current provisions for dismantling [member]
Disclosure of other provisions [line items]
Current provisions	484	24
Current provisions	4,558	484
Current provisions for dismantling [member] | Current provision [Member]
Disclosure of other provisions [line items]
Additions	3,174	184
Payments	0	0
Reversal	(1,541)	0
Transfers	2,337	265
Translations differences	104	11
Current other provisions [member]
Disclosure of other provisions [line items]
Current provisions	6,251	5,216
Current provisions	0	6,251
Current other provisions [member] | Current provision [Member]
Disclosure of other provisions [line items]
Additions	0	2,345
Payments	0	1,629
Reversal	(6,232)	(77)
Transfers	0	5
Translations differences	$ (19)	$ 391